Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 24, 2019
Entity Registrant Name	dei_EntityRegistrantName	ASSET MANAGEMENT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000705318
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 24, 2019
Prospectus Date	rr_ProspectusDate	Nov. 28, 2018
Supplement [Text Block]	amf_SupplementTextBlock

Large Cap Equity Fund – Class AMF Shares – IICAX

Large Cap Equity Fund – Class H Shares – IICHX

Ultra Short Mortgage Fund – ASARX

AAAMCO Ultrashort Financing Fund – Class Y – REPYX

AAAMCO Ultrashort Financing Fund – Class I – REPOX

a Series of Asset Management Fund

Supplement dated January 24, 2019

to the Prospectus dated October 28, 2018, as amended November 28, 2018

Supplement Additional [Text Block]	amf_SupplementAdditionalTextBlock
•	The fourth paragraph of the When-Issued, delayed-Delivery and To Be Announced (TBA) Securities section on pages 22 and 23 is hereby deleted in its entirety and replaced as follows:

The Ultra Short Mortgage Fund and the Ultrashort Financing Fund may also sell securities on a TBA basis. The Ultra Short Mortgage Fund engages in TBA transactions to manage cash positions as well as to manage interest rate and prepayment risks. Each Fund may engage in forward sales of TBA trades only when the Fund has identified and segregated the actual mortgage pools held in position to be delivered in fulfillment of the TBA trade obligation (specifying the pool or Cusip number).

Supplement Closing [Text Block]	amf_SupplementClosingTextBlock	This supplement should be retained with your Prospectus for future reference. ASSET MANAGEMENT FUND 690 Taylor Road, Suite 210 Gahanna, Ohio 43230
Asset Management Fund - Large Cap Equity Fund | Large Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Asset Management Fund - Large Cap Equity Fund | Large Cap Equity Fund | Class AMF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IICAX
Management Fees	rr_ManagementFeesOverAssets	0.65%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.91%	[1]
Total Fund Operating Expenses	rr_NetExpensesOverAssets	1.81%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,127
Asset Management Fund - Large Cap Equity Fund | Large Cap Equity Fund | Class H
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IICHX
Management Fees	rr_ManagementFeesOverAssets	0.65%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.91%	[1]
Total Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,856
Asset Management Fund - Ultra Short Mortgage Fund | Ultra Short Mortgage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Asset Management Fund - Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | Ultra Short Mortgage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ASARX
Management Fees	rr_ManagementFeesOverAssets	0.45%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.91%	[1]
Total Fund Operating Expenses	rr_NetExpensesOverAssets	1.61%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,911
Asset Management Fund - AAAMCO Ultrashort Financing Fund | AAAMCO Ultrashort Financing Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
•	With respect to the Ultrashort Financing Fund, the following paragraph is hereby inserted between the second and third paragraphs of the Fund Investments section on page 15:

The Fund may also enter into dollar roll transactions with approved counterparties. Dollar roll transactions are short term (usually 30 days) financings in which the Fund purchases and simultaneously sells (for a future settlement date) agency mortgage-backed security pools. Dollar rolls are similar to repurchase agreements with the key difference being that the Fund is not required to return the exact same securities that were delivered by the borrower. Instead, the Fund must return similar pools with minimum qualifications usually including the issuer, coupon rate, and original maturity of the pools.

•	With respect to the Ultrashort Financing Fund, the Repurchase Agreement and Counterparty Risk description on page 17 is deleted in its entirety and replaced as follows:

Repurchase Agreement and Counterparty Risk. Repurchase agreements and dollar rolls are transactions in which the Fund buys a security from another financial institution and simultaneously agrees to sell the security (or, in the case of a dollar roll, similar securities) back at a mutually agreed-upon time and price. Repurchase agreements and dollar rolls expose the Fund to the risk that the counterparty to the Fund defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement or is unable to provide additional eligible securities as margin when required by the Fund. In this circumstance, the Fund could lose money if it cannot sell the underlying instruments above the purchase price. In this case, the Adviser will determine if it is in the best interest of the shareholders to immediately liquidate the collateral or to hold the collateral until market conditions improve and a better sale price on the collateral can be obtained. Should the liquidation proceeds of the securities collateral be greater than the purchase price, the Fund does not suffer any loss.

•	With respect to the Ultrashort Financing Fund, the Credit Risk description on page 17 is deleted in its entirety and replaced as follows:

Credit Risk. If the counterparty to a repurchase agreement defaults, and the collateral cannot be liquidated at a price greater than the original purchase price, the Fund would lose money. If the counterparty to a financial contract, including dollar rolls, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, the Fund could lose money. Credit risk arises from the risk that one or more debt securities in the Fund’s portfolio will decline in value due to the failure of the issuer to pay principal or interest when due or due to the market perception that the issuer has experienced a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk.

Asset Management Fund - AAAMCO Ultrashort Financing Fund | AAAMCO Ultrashort Financing Fund | CLASS Y SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	REPYX
Asset Management Fund - AAAMCO Ultrashort Financing Fund | AAAMCO Ultrashort Financing Fund | CLASS I SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	REPOX

[1]	Other expenses have been restated to reflect current fees.
[2]	The Total Fund Operating Expenses differs from the Ratio of gross expenses to average net assets found within the "Financial Highlights" section of the prospectus because Other Expenses have been restated to reflect current fees.